Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2015
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 17, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jun. 18, 2015
Prospectus Date	rr_ProspectusDate	Jun. 18, 2015
MainStay Absolute Return Multi-Strategy Fund (Prospectus Summary) | MainStay Absolute Return Multi-Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSAKX
MainStay Absolute Return Multi-Strategy Fund (Prospectus Summary) | MainStay Absolute Return Multi-Strategy Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSANX
MainStay Absolute Return Multi-Strategy Fund (Prospectus Summary) | MainStay Absolute Return Multi-Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSHEX
MainStay Absolute Return Multi-Strategy Fund (Prospectus Summary) | MainStay Absolute Return Multi-Strategy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSNIX